Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2012
Boston Advisors Broad Allocation Strategy Fund (First Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BABAX
Boston Advisors Broad Allocation Strategy Fund (Second Prospectus Summary) | Boston Advisors Broad Allocation Strategy Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BABIX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPKX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPCX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPDX
Compak Dynamic Asset Allocation Fund (Prospectus Summary) | Compak Dynamic Asset Allocation Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPMX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBNX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIGTX
Cutwater Investment Grade Bond Fund (Prospectus Summary) | Cutwater Investment Grade Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWBIX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCEAX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCECX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCEDX
DuPont Capital Emerging Markets Fund (Prospectus Summary) | DuPont Capital Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCMEX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDAX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDCX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDDX
DuPont Capital Emerging Markets Debt Fund (Prospectus Summary) | DuPont Capital Emerging Markets Debt Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDEX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICVX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICCX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICIX
EIC Value Fund (Prospectus Summary) | EIC Value Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICRX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFAX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFCX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFIX
Estabrook Investment Grade Fixed Income Fund (Prospectus Summary) | Estabrook Investment Grade Fixed Income Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEFRX
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVVAX
Formula Investing U.S. Value 1000 Fund (Prospectus Summary) | Formula Investing U.S. Value 1000 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FVVIX
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSAX
Formula Investing U.S. Value Select Fund (Prospectus Summary) | Formula Investing U.S. Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSIX
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNVAX
Formula Investing International Value 400 Fund (Prospectus Summary) | Formula Investing International Value 400 Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNVIX
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNAAX
Formula Investing International Value Select Fund (Prospectus Summary) | Formula Investing International Value Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNAIX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMAX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMCX
Lateef Fund (Prospectus Summary) | Lateef Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIMIX
Pacific Capital Tax-Free Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTXFX
Pacific Capital Tax-Free Short Intermediate Securities Fund (Prospectus Summary) | Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFSX
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POLRX
Polen Growth Fund (Prospectus Summary) | Polen Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POLIX
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFPAX
Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFPIX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWAX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGWYX
Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGRIX
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHVAX
WHV International Equity Fund (Prospectus Summary) | WHV International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHVIX
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEAX
WHV Emerging Markets Equity Fund (Prospectus Summary) | WHV Emerging Markets Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEIX